CITIFUNDS(SM)




International
Growth &
Income
Portfolio



SEMI-ANNUAL REPORT

APRIL 30, 2000


INVESTMENT PRODUCTS: NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     4
 ................................................................................
Portfolio Highlights                                                           5
 ................................................................................
Fund Performance                                                               6
 ................................................................................


CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO

Statement of Assets and Liabilities                                            7
 ................................................................................
Statement of Operations                                                        8
 ................................................................................
Statement of Changes in Net Assets                                             9
 ................................................................................
Financial Highlights                                                          10
 ................................................................................
Notes to Financial Statements                                                 12
 ................................................................................


INTERNATIONAL PORTFOLIO

Portfolio of Investments                                                      16
 ................................................................................
Statement of Assets and Liabilities                                           18
 ................................................................................
Statement of Operations                                                       19
 ................................................................................
Statement of Changes in Net Assets                                            20
 ................................................................................
Financial Highlights                                                          20
 ................................................................................
Notes to Financial Statements                                                 21
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   During the six months ended April 30, 2000, stock and bond markets have been highly challenging and volatile for almost all types of investments, including international stocks. A strengthening global economy, rising interest rates and shifting investor sentiment have created wide fluctuations in the prices of many stocks and bonds. In the United States, robust economic growth and inflation fears caused the Federal Reserve Board (the "Fed") to raise key short-term interest rates three times during the reporting period. When added to the two rate hikes implemented before the current reporting period began, the Fed has raised interest rates a total of 1.25 percentage points since last summer.

   Throughout the reporting period, the Fund's investment subadviser, Hotchkis and Wiley continued to manage CitiFundsSM International Growth & Income Portfolio with the goal of achieving its investment objective: to provide current income and long-term growth of income accompanied by growth of capital.

   This report reviews the Fund's investment activities and performance during the reporting period and provides a summary of the subadviser's perspective on and outlook for the value sector of the major international stock markets. Thank you for your continued confidence and participation in these challenging times.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
May 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   BY MOST MEASURES, PRICES OF DIVIDEND-PAYING, VALUE-ORIENTED INTERNATIONAL STOCKS ENDED THE SIX-MONTH REPORTING PERIOD NEAR WHERE THEY BEGAN. Most major international stock markets experienced record levels of day-to-day volatility during the period. (Value investing consists of identifying securities of companies that are believed to be undervalued but have good long term business prospects.) In the view of management, this higher volatility was caused primarily by a dramatic change in investor sentiment that occurred in the fourth quarter of 1999.
   With the exception of a brief rally in early January, value-oriented stocks were virtually ignored by most investors until mid-March and continued to provide lackluster performance. In contrast, growth stocks soared during November and December, primarily because of optimism regarding the beneficial effects of new information technologies and their impact on global businesses. Many investors flocked to speculative technology companies that they believed had the greatest future growth potential and prices seemed to be less of a factor in their decisions.
   During March of 2000, however, these long-standing trends began to reverse, suggesting that global investors were rediscovering the long-neglected dividend-paying sector of the major international stock markets. Positive expectations regarding the information revolution dissipated when evidence of renewed inflationary pressures appeared, triggering a decline in growth stocks of all company sizes. In fact, between mid-March and the end of April, the U.S. market experienced a substantial correction. The tech-laden NASDAQ Composite Index* fell more than 35%, including a single-day drop of 10% on April 14, 2000. Even though most international markets followed the NASDAQ decline, value stocks easily outperformed growth stocks and many long-ignored stocks began to rally strongly.
   FACED WITH THESE TURBULENT MARKET CONDITIONS, CITIFUNDSSM INTERNATIONAL GROWTH & INCOME PORTFOLIO CONTINUED TO FOLLOW ITS LONG-TERM STRATEGY OF INVESTING IN HIGH-QUALITY, DIVIDEND-PAYING COMPANIES DEEMED TO BE UNDERVALUED RELATIVE TO THEIR FUTURE PROSPECTS. Management searches for such values one company at a time, assessing the merits of each opportunity individually rather than based on an analysis of market-wide or macroeconomic trends.
   Consistent with their approach, management avoided the speculative high-flyers that most investors associate with the Internet. INSTEAD, THE INVESTMENT TEAM CONTINUED TO FOCUS ON INDIVIDUAL COMPANIES THAT THEY THOUGHT HAD HIGH QUALITY BUSINESSES NOT REFLECTED IN THEIR STOCK PRICES. Management found several such opportunities primarily in large, well-established companies in the consumer nondurables industry group.
   As the investment environment evolved, management adapted the Portfolio's holdings accordingly. For example, the managers increased their exposure to stocks within the United Kingdom ("UK") because of what were believed to be attractive valuations of individual companies relative to companies in other markets. The British pound remained strong relative to the Euro, which investors feared might hurt exports and had adversely affected stock prices in the UK. The

Euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands,
Austria, Portugal and Finland on January 1, 1999. Furthermore, the U.K. marketplace was focused on telecommunications stocks in the wake of several major mergers among telephone and media companies. Management sought to take advantage of this period of temporary weakness by buying high-quality, out-of-favor companies that were being ignored by distracted investors.

On the other hand, management reduced the Fund's exposure to German stocks because of individual companies' high valuations and the apparent unwillingness of German management teams to fully unlock shareholder value within their companies. The investment team also continued to maintain a relatively light exposure to Japanese companies, where technology and telecommunications stocks had driven the market to what management deemed to be unsustainable levels.

In management's view, THE RECENT CORRECTION OF TECHNOLOGY STOCKS IS EVIDENCE THAT INVESTORS ARE RETURNING TO A MORE RATIONAL APPROACH TO INVESTING in which financial fundamentals and valuations really do matter. (Of course, no guarantees can be given that this will occur.) While there is no way to predict whether this encouraging development will persist, management believes that it may be positive for international stocks over time.

The investment team expects heightened market volatility to persist over the near term. In their opinion, the recent correction was a positive event, taking some of the froth out of the market and setting new standards for valuations. Over the longer term, MANAGEMENT BELIEVES THAT CONDITIONS ARE POSITIVE FOR MANY DIVIDEND-PAYING COMPANIES IN INTERNATIONAL MARKETS. While no guarantees can be given, management also thinks that as investors begin to recognize that these companies are sound businesses, possess attractive growth prospects and are inexpensively priced, the future prospects of select international stocks may improve.

*The NASDAQ Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market.

FUND FACTS


FUND OBJECTIVE
Current income and long-term growth of income accompanied by growth of capital.

INVESTMENT MANAGER,                      DIVIDENDS
International Portfolio                  Paid semi-annually, if any
Citibank, N.A.

PORTFOLIO SUBADVISER                     CAPITAL GAINS
Hotchkis and Wiley                       Distributed annually, if any

COMMENCEMENT OF OPERATIONS               BENCHMARKS
March 2, 1998                            o MSCI EAFE Index*
                                         o Lipper International Equity Funds
NET ASSETS AS OF 4/30/00                   Average**
Class A Shares
$8.2 million
Class B Shares
$81,759

* The MSCI EAFE Index is an unmanaged index of equity securities in 21 countries listed on the exchanges of Europe, Australia, New Zealand and countries in the Far East.

** The Lipper  International  Equity  Funds  Average  reflects  the  performance
   (excluding sales charges) of mutual funds with similar objectives.

Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. issuers and markets are subject.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

INDUSTRIES AS A % OF THE PORTFOLIO AS OF APRIL 30, 2000

INDUSTRY                                                    % OF COMMON STOCKS

Diversified Telecommunication Services ..........................  11.2%
Banks ...........................................................  11.1%
Construction Materials ..........................................   5.5%
Media ...........................................................   4.5%
Oil & Gas .......................................................   4.4%
Diversified Financials ..........................................   4.3%
Insurance .......................................................   4.1%
Pharmaceuticals .................................................   4.0%
Commercial Services & Supplies ..................................   3.2%
Leisure Equipment & Products ....................................   3.1%
Food Products ...................................................   2.7%
Machinery .......................................................   2.7%
Aerospace & Defense .............................................   2.6%
Computer Peripherals ............................................   2.6%
Industrial Conglomerates ........................................   2.5%
Beverages .......................................................   2.4%
Transportation Infrastructure ...................................   2.1%
Office Electronics ..............................................   2.1%
Building Materials ..............................................   1.9%
Healthcare Equipment & Supplies .................................   1.8%
Real Estate .....................................................   1.8%
Chemicals .......................................................   1.8%
Electrical Utilities ............................................   1.7%
Metals & Mining .................................................   1.7%
Multi-Utilities .................................................   1.6%
Engineering .....................................................   1.5%
Household Products ..............................................   1.4%
Tobacco .........................................................   1.2%
Household Durables ..............................................   1.1%
Biotechnology ...................................................   1.1%
Paper & Forest Products .........................................   1.0%
Retailers-Specialty .............................................   1.0%
Multi-Line Retail ...............................................   1.0%
Containers & Packaging ..........................................   1.0%
Industrial Manufacturing ........................................   0.8%
Electrical Equipment ............................................   0.8%
Food & Drug Retailing ...........................................   0.7%


PORTFOLIO COMPOSITION AS OF APRIL 30, 2000

       [The following table represents a pie chart in the printed piece.]


Australia        2%
Sweden           2%
Italy            2%
Ireland          4%
Hong Kong        4%
Canada           2%
Japan           11%
Spain            4%
Germany          5%
France          10%
Austria          1%
Netherlands      8%
Singapore        5%
Switzerland      5%
Portugal         2%
New Zealand      2%
Finland          1%
Great Britain   30%

FUND PERFORMANCE

TOTAL RETURNS

                                                                        SINCE
                                                   SIX        ONE      3/2/98
ALL PERIODS ENDED APRIL 30, 2000                 MONTHS**    YEAR   (INCEPTION)*
--------------------------------------------------------------------------------

CitiFunds International Growth & Income Portfolio
  (Class A) without sales charge                     6.23%      9.55%   6.15%
Lipper International Equity Funds Average           13.83%     24.76%  15.21%+
MSCI EAFE Index                                      6.84%     14.17%  12.98%+
CitiFunds International Growth & Income
  Portfolio (Class A) with maximum
  sales charge of 5.00%                              0.92%      4.07%   3.67%
CitiFunds International Growth & Income Portfolio
  (Class B) without deferred sales charge            5.94%      8.85%  11.47%#
Lipper International Equity Funds Average           13.83%     24.76%  22.92%++
MSCI EAFE Index                                      6.84%     14.17%  15.09%++
CitiFunds International Growth &Income Portfolio
  (Class B) with maximum deferred
  sales charge of 5.00%                              0.64%      3.41%   7.22%#

 * Average Annual Total Return
** Not Annualized
 + From 2/28/98
++ From 12/31/98
 # Commencement of Operations 1/4/99


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $10,810 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

      [The following table represents a line chart in the printed piece.)

                  CitiFunds International    Lipper International     MSCI
                     Growth & Income         Equity Funds             EAFE
                    Portfolio (Class A)      Average                  Index

3/2/98                      9500               10000                  10000
3/31/98                     9975               10511                  10310
4/30/98                    10108               10655                  10394
5/31/98                    10023               10665                  10346
6/30/98                     9814               10583                  10426
7/31/98                     9624               10737                  10535
8/31/98                     8227                9203                   9232
9/30/98                     7838                8871                   8951
10/31/98                    8588                9529                   9886
11/30/98                    8940               10022                  10396
12/31/98                    9106               10330                  10808
1/31/99                     8691               10410                  10779
2/28/99                     8691               10135                  10525
3/31/99                     9087               10489                  10967
4/30/99                     9868               10970                  11413
5/31/99                     9636               10519                  10828
6/30/99                     9974               11073                  11252
7/31/99                    10254               11358                  11590
8/31/99                    10447               11458                  11635
9/30/99                    10254               11502                  11755
10/31/99                   10177               11944                  12198
11/30/99                   10379               12868                  12625
12/31/99                   10888               14409                  13760
1/31/00                    10410               13595                  12887
2/29/00                    10498               14403                  13237
3/31/00                    10947               14517                  13753
4/30/00                    10810               13596                  13032

The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
=============================================================================
ASSETS:
Investment in International Portfolio, at value (Note 1A)          $8,264,852
Tax reclaim receivable                                                 54,838
Receivable From Sub-Administrator                                       5,761
-----------------------------------------------------------------------------
  Total assets                                                      8,325,451
-----------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   2,500
Accrued expenses and other liabilities                                 40,794
-----------------------------------------------------------------------------
  Total liabilities                                                    43,294
-----------------------------------------------------------------------------
NET ASSETS                                                         $8,282,157
=============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $8,094,342
Unrealized depreciation                                            (2,534,829)
Accumulated net realized gain                                       2,692,941
Accumulated net investment income                                      29,703
-----------------------------------------------------------------------------
  Total                                                            $8,282,157
=============================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($8,200,398/739,890 shares outstanding)      $11.08
Offering price per share (11.08/0.95)                                  $11.66*
=============================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
  ($81,759/7,421 shares outstanding)                                   $11.02**
=============================================================================
 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable deferred contingent sales charge.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
================================================================================
INVESTMENT INCOME (NOTE 1B):
Dividend Income from International Portfolio         $114,503
  (net of foreign withholding tax of $18,956)
Interest Income from International Portfolio            9,701
Foreign Tax reclaims                                    4,463
Allocated Expenses from International Portfolio       (52,116)
--------------------------------------------------------------------------------
                                                                        $ 76,551
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               13,389
Service fees Class A (Note 3)                          13,262
Service fees Class B (Note 3)                             506
Transfer agent fees                                    31,057
Blue sky fees                                          21,730
Custody and fund accounting fees                       13,505
Audit fees                                             11,060
Legal fees                                              6,962
Trustees fees                                           2,010
Other                                                     779
--------------------------------------------------------------------------------
  Total expenses                                      114,260
Less expenses assumed by the
  Sub-Administrator (Note 6)                          (64,271)
Less aggregate amount waived by the Manager (Note 2)  (13,389)
--------------------------------------------------------------------------------
  Net expenses                                                            36,600
--------------------------------------------------------------------------------
Net investment income                                                     39,951
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  INTERNATIONAL PORTFOLIO:
Net realized gain                                     559,412
Unrealized appreciation                               106,836
--------------------------------------------------------------------------------
  Net realized and unrealized gain
    from International Portfolio                                         666,248
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $706,199
================================================================================

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                         ENDED       YEAR ENDED
                                                    APRIL 30, 2000   OCTOBER 31,
                                                      (Unaudited)       1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                $   39,951       $ 137,473
Net realized gain                                       559,412       1,674,502
Unrealized appreciation                                 106,836         753,056
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                       706,199       2,565,031
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class A)                        (133,742)       (261,030)
Net investment income (Class B)                            (821)             --
--------------------------------------------------------------------------------
Decrease in net assets from distribution
  to shareholders                                      (134,563)       (261,030)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                        300,615         871,769
Net asset value of shares issued to shareholders
  from reinvestment of distributions                    133,742         261,030
Cost of shares repurchased                           (5,080,616)     (8,337,578)
--------------------------------------------------------------------------------
  Total Class A                                      (4,646,259)     (7,204,779)
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                         10,718         100,903
Net asset value of shares issued to
 shareholders from reinvestment of distributions            795              --
Cost of shares repurchased                              (40,974)            (91)
--------------------------------------------------------------------------------
  Total Class B                                         (29,461)        100,812
--------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest                   (4,675,720)     (7,103,967)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                           (4,104,084)     (4,799,966)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  12,386,241      17,186,207
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of
  $29,703 and $124,315, respectively)               $ 8,282,157     $12,386,241
================================================================================
* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
Financial Highlights

                                                      CLASS A
                                  ----------------------------------------------
                                                                 FOR THE PERIOD
                                                                  MARCH 2, 1998
                                    SIX MONTHS                    (COMMENCEMENT
                                       ENDED       YEAR ENDED  OF OPERATIONS) TO
                                  APRIL 30, 2000   OCTOBER 31,     OCTOBER 31,
                                    (Unaudited)       1999             1998
================================================================================
Net Asset Value, beginning of period   $10.55         $9.04           $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                   0.165         0.091+           0.079
Net realized and unrealized gain (loss)
  on investments                        0.490         1.561           (1.039)
--------------------------------------------------------------------------------
  Total from operations                 0.655         1.652           (0.960)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                  (0.125)       (0.142)              --
--------------------------------------------------------------------------------
Net Asset Value, end of period         $11.08        $10.55            $9.04
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                      $8,200       $12,280          $17,186
Ratio of expenses to
  average net assets (A)                1.65%*        1.65%            1.66%*
Ratio of net investment income to
  average net assets                    0.75%*        0.93%            1.76%*
Total return                            6.23%**      18.50%          (9.60)%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income per share and the ratios would have been as follows:

Net investment income (loss)
  per share                            $0.061       $(0.015)+         $0.061
RATIOS:
Expenses to average net assets (A)      3.10%*        2.73%            2.06%*
Net investment income to
  average net assets                  (0.70)%*      (0.15)%            1.36%*
================================================================================
  * Annualized.
 ** Not Annualized.
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) Includes the Fund's share of International Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                           -------------------------------------
                                                               FOR THE PERIOD
                                             SIX MONTHS        JANUARY 4, 1999
                                                ENDED           (COMMENCEMENT
                                           APRIL 30, 2000    OF OPERATIONS) TO
                                             (Unaudited)      OCTOBER 31, 1999
================================================================================
Net Asset Value, beginning of period           $10.48              $ 9.62
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                           0.121               0.027+
Net realized and unrealized gain
  on investments                                0.500               0.833
--------------------------------------------------------------------------------
  Total from operations                         0.621               0.860
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                          (0.081)                 --
--------------------------------------------------------------------------------
Net Asset Value, end of period                 $11.02              $10.48
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $82                $106
Ratio of expenses to average net assets (A)     2.40%*              2.40%*
Ratio of net investment income to
  average net assets                            0.00%*              0.18%*
Total return                                    5.94%**             8.94%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                $(0.002)            $(0.085)+
RATIOS:
Expenses to average net assets (A)              3.85%*              3.48%*
Net investment income to average net assets   (1.45)%*            (0.90)%*
================================================================================
  * Annualized.
 ** Not Annualized.
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) Includes the Fund's share of International Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds International Growth & Income Portfolio (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in International Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (11.5% at April 30, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.
   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchases. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have a lower expense ratio than Class B shares. For the six months ended April 30, 2000, CFBDS, acting as the distributor received $1,252 from sales of Class A and $355 in deferred sales charges from redemptions of Class B shares.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $1,400,807 of which $575,213 will expire on October 31, 2006 and of which $825,594 will expire on October 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.
   E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.
   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.
   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. The management fee amounted to $13,389, all of which was voluntarily waived for the six months ended April 30, 2000.

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund, The Service Fees for Class A shares amounted to $13,262 for the six months ended April 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service Fees for Class B shares amounted to $506 for the six months ended April 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2000 aggregated $498,418 and $5,251,124, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:
                                                      SIX MONTHS
                                                         ENDED        YEAR ENDED
                                                    APRIL 30, 2000   OCTOBER 31,
                                                      (Unaudited)        1999
================================================================================
CLASS A
Shares sold                                             27,455          90,447
Shares issued to shareholders from reinvestment
  of distributions                                      12,281          28,250
Shares repurchased                                    (464,205)       (856,404)
--------------------------------------------------------------------------------
 Net decrease                                         (424,469)       (737,707)
================================================================================

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                      SIX MONTHS
                                                        ENDED        YEAR ENDED
                                                   APRIL 30, 2000    OCTOBER 31,
                                                     (Unaudited)        1999
================================================================================
CLASS B*
Shares sold                                                986          10,144
Shares issued to shareholders from reinvestment
  of distributions                                          73              --
Shares repurchased                                      (3,772)            (10)
--------------------------------------------------------------------------------
 Net increase (decrease)                                (2,713)         10,134
================================================================================
* January 4, 1999 (Commencement of Operations).

6. ASSUMPTIONS OF EXPENSE CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 2000, which amounted to $64,271.

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-- 99.1%
--------------------------------------------------------------------------------
AUSTRIA -- 0.9%
Boehler-Uddeholm                                         16,313      $   635,620
                                                                     -----------
AUSTRALIA -- 1.7%
--------------------------------------------------------------------------------
Australia & New Zealand
  Banking Group                                         182,870        1,264,465
                                                                     -----------
CANADA -- 2.1%
--------------------------------------------------------------------------------
Manulife Financial Corp.                                 98,329        1,543,757
                                                                     -----------
FINLAND-- 1.0%
--------------------------------------------------------------------------------
UPM-Kymmene Oy                                           28,173          729,944
                                                                     -----------
FRANCE -- 9.7%
--------------------------------------------------------------------------------
Aventis                                                  30,614        1,683,787
BIC                                                      22,036          877,442
BQE National Paris                                       21,110        1,706,089
Pernod-Ricard                                            17,289          781,942
Total                                                    12,674        1,923,011
                                                                     -----------
                                                                       6,972,271
GERMANY -- 4.9%
--------------------------------------------------------------------------------
Depfadeutsche Pfandbriefban                                 450           45,205
Draegerwerk                                              75,819          654,807
Dyckerhoff                                               30,595          667,534
SGL Carbon *                                              5,633          435,230
Veba AG                                                  23,403        1,174,417
Vossloh AG                                               35,189          537,437
                                                                     -----------
                                                                       3,514,630
                                                                     -----------
GREAT BRITAIN -- 29.8%
--------------------------------------------------------------------------------
Allied Domecq                                           187,145          916,376
Allied Zurich                                            58,684          583,842
BAA                                                     227,787        1,478,904
British Aerospace                                       302,758        1,861,948
British American
   Tobacco plc                                          136,564          850,494
British
   Telecommunications                                    56,962        1,019,901
CGU                                                      55,318          793,233
Celltech Group                                           47,690          787,060
Cookson Group                                           299,615          881,658
Hanson                                                  209,499        1,534,675
Lex Service                                             107,160          678,216
Lloyds TSB Group                                         62,572          610,833
Reckitt & Colman                                         95,814          985,692
Reed International                                      170,060        1,183,545
Royal Bank                                               63,002          982,872
Safeway                                                 154,036          519,224
TI Group                                                198,805        1,080,259
Tomkins                                                 294,737          905,163
Unilever                                                191,096        1,148,455
United News & Media                                     100,345        1,304,539
Williams                                                244,255        1,377,612
                                                                     -----------
                                                                      21,484,501
                                                                     -----------
HONG KONG -- 4.5%
--------------------------------------------------------------------------------
Henderson Land
   Development                                          164,000          717,969
Hong Kong Electric                                      390,000        1,219,188
New World
   Development Co.                                      434,790          588,897
South China
   Morning Post                                         695,486          741,095
                                                                     -----------
                                                                       3,267,149
                                                                     -----------
IRELAND -- 3.7%
--------------------------------------------------------------------------------
Allied Irish Banks                                      122,074        1,218,533
Greencore Group                                         278,560          772,379
Jefferson Smurfit Group                                 318,760          695,483
                                                                     -----------
                                                                       2,686,395
                                                                     -----------
ITALY -- 2.2%
--------------------------------------------------------------------------------
Telecom Italia SPA                                      112,000        1,565,979
                                                                     -----------
JAPAN -- 10.9%
--------------------------------------------------------------------------------
Canon Inc.                                               33,000        1,509,235
Circle Japan Co.                                         19,100          744,443
Komatsu                                                 273,000        1,314,262
Nintendo Co.                                             13,100        2,183,030
Promise Co.                                              13,500        1,093,598
Sanyo Shipan Financial                                   27,500          840,161
Yodogawa Steel Works                                     65,000          166,690
                                                                     -----------
                                                                       7,851,419
                                                                     -----------
NETHERLANDS -- 8.2%
--------------------------------------------------------------------------------
ABN-Amro Holdings                                        31,562          649,897
Akzo Nobel                                               30,658        1,255,040
ING Groep                                                21,128        1,152,832
KPN                                                      12,716        1,281,439
Philips Electronics                                      35,068        1,564,367
                                                                     -----------
                                                                       5,903,575
                                                                     -----------
NEW ZEALAND -- 2.2%
--------------------------------------------------------------------------------
Telecom Corp.                                           379,972        1,605,275
                                                                     -----------
PORTUGAL -- 1.8%
--------------------------------------------------------------------------------
Portugal
   Telecommunications                                   113,881        1,270,303
                                                                     -----------

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                                                  SHARES          VALUE
--------------------------------------------------------------------------------
SINGAPORE -- 4.6%
--------------------------------------------------------------------------------
Creative Technology Ltd.                               68,988        $ 1,888,547
United Overseas Bank                                  209,000          1,457,427
                                                                     -----------
                                                                       3,345,974
                                                                     -----------
SPAIN -- 3.5%
--------------------------------------------------------------------------------
Respol                                                 58,690          1,200,489
Telefonica S.A.*                                       58,242          1,296,162
                                                                     -----------
                                                                       2,496,651
SWEDEN -- 1.9%
--------------------------------------------------------------------------------
Electrolux AB                                          45,330            765,949
Getinge Industrier                                     67,065            620,834
                                                                     -----------
                                                                       1,386,783
                                                                     -----------
SWITZERLAND -- 5.5%
--------------------------------------------------------------------------------
Forbo Holdings                                            539            194,403
Geberit                                                 4,286          1,389,275
Novartis                                                  846          1,181,765
Schweizerische Industrie-
   Gesellschaft Holding                                 1,284            644,029
Sulzer                                                    843            539,661
                                                                     -----------
                                                                       3,949,133
                                                                     -----------
TOTAL INVESTMENTS
   (Identified Cost
   $68,125,796)                                          99.1%        71,473,824
OTHER ASSETS,
   LESS LIABILITIES                                       0.9            649,559
                                                        -----        -----------
NET ASSETS                                              100.0%       $72,123,383
                                                                     -----------

* Non income producing securities

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $68,125,796)        $71,473,824
Cash                                                                     531,700
Foreign currency, at value (cost $17,779)                                 17,383
Dividends receivable                                                     559,644
Receivable for foreign currency sold                                     125,734
--------------------------------------------------------------------------------
  Total assets                                                        72,708,285
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                        312,248
Payable for foreign currency purchased                                   127,891
Payable to affiliates--management fees (Note 2)                           49,545
Accrued expenses and other liabilities                                    95,218
--------------------------------------------------------------------------------
  Total liabilities                                                      584,902
--------------------------------------------------------------------------------
NET ASSETS                                                           $72,123,383
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                             $72,123,383
================================================================================

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign
  withholding tax of $162,695)                           $986,184
Interest income                                            80,620
--------------------------------------------------------------------------------
  Total investment income                                           $ 1,066,804
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                  364,053
Custody and fund accounting fees                           99,463
Legal fees                                                  8,858
Audit fees                                                  8,645
Trustees fees                                               4,515
Other                                                         674
--------------------------------------------------------------------------------
  Total expenses                                          486,208
Less aggregate amount waived by the Manager (Note 2)      (44,882)
--------------------------------------------------------------------------------
  Net expenses                                                          441,326
--------------------------------------------------------------------------------
Net investment income                                                   625,478
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investment transactions            4,715,904
Net realized gain on foreign currency transactions         20,577
--------------------------------------------------------------------------------
Net realized gain on investment transactions
  and foreign currency transactions                                   4,736,481
--------------------------------------------------------------------------------
Unrealized appreciation of investments, forward currency
  contracts, foreign currency transactions                            1,379,907
--------------------------------------------------------------------------------
Net realized and unrealized gain of investments and
  foreign currency transactions                                       6,116,388
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,741,866
================================================================================

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                   SIX MONTHS
                                                      ENDED          YEAR ENDED
                                                 APRIL 30, 2000      OCTOBER 31,
                                                   (UNAUDITED)          1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                            $   625,478        $ 2,325,499
Net realized gain on investment transactions and
  foreign currency transactions                    4,736,481         17,581,494
Unrealized appreciation (depreciation) of
  investments, forward currency contracts,
  foreign currency transactions                    1,379,907          9,962,721
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                        6,741,866         29,869,714
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                        4,420,282          9,449,606
Value of withdrawals                             (44,332,170)      (164,972,221)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                      (39,911,888)      (155,522,615)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS:                      (33,170,022)      (125,652,901)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              105,293,405        230,946,306
--------------------------------------------------------------------------------
End of period                                   $ 72,123,383       $105,293,405
================================================================================

INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                   SIX MONTHS
                                                      ENDED          YEAR ENDED
                                                 APRIL 30, 2000      OCTOBER 31,
                                                   (UNAUDITED)          1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)           $ 72,123           $105,293
Ratio of expenses to average net assets                 0.97%*             0.95%
Ratio of net investment income to
  average net assets                                    1.37%*             1.41%
Portfolio turnover                                        26%                26%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the period indicated the ratios would be as follows:

RATIOS:
Expenses to average net assets                          1.07%*             0.98%
Net investment income to
  average net assets                                    1.27%*             1.38%
================================================================================
*Annualized.

See notes to financial statements

INTERNATIONAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES International Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. INVESTMENT SECURITY VALUATIONS Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.
   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest

INTERNATIONAL PORTFOLIO
income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.
   C. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.
   D. FORWARD FOREIGN CURRENCY CONTRACTS The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
   E. U.S.  FEDERAL TAXES The  Portfolio is  considered a partnership  under the
U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.
   F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG.

INTERNATIONAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

   Citibank has delegated the daily management of the Portfolio to Hotchkis and Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citigroup Inc.
   The management fee paid to Citibank, amounted to $130,833, of which $44,882 was voluntarily waived for the six months ended April 30, 2000. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.60% on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.
   The management fees paid to the Subadviser amounted to $233,220 for the six months ended April 30, 2000.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,    aggregated   $22,670,392   and   $60,195,470
respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $68,125,796
================================================================================
Gross unrealized appreciation                                       $ 8,966,164
Gross unrealized depreciation                                        (5,618,136)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 3,348,028
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000 the commitment fee allocated to the Portfolio was $132. Since the line of credit was established, there have been no borrowings.

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TRUSTEES AND OFFICERS
C. Oscar Morong Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  * Affiliated Person of Sub-Administrator and Distributor
 ** Affiliated Person of the Investment Manager
*** Trustee Emeritus

INVESTMENT MANAGER
(of International Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

================================================================================

              THE CITIFUNDS FAMILY


              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds International Growth & Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds International Growth & Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds International Growth & Income Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.


(C)2000 Citicorp            [Logo] Printed on recycled paper         CFS/IGI/400